Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Earnings
Net profit attributable to equity holders of the Company	4,155	3,029	3,677

	Number of shares
	Year ended December 31,
	2020	2021	2022
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,313,527,847	3,321,067,177	3,203,995,973
Dilution effect- adjustments for share options and RSUs	46,932,912	41,978,580	30,511,383
Shares used in computing diluted earnings per share	3,360,460,759	3,363,045,757	3,234,507,356

	RMB	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	1.25	0.91	1.15
Diluted earnings per share for Class A and Class B ordinary shares	1.24	0.90	1.14
Basic earnings per ADS	2.51	1.82	2.30
Diluted earnings per ADS	2.47	1.80	2.27